UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

B4R DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X             Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001891650

BINOM Securitization Trust 2022-INV1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Nicholas Menzies, 212-390-2477

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

B4R DEPOSITOR, LLC

Date: December 15, 2022	By:	/s/ Nicholas Menzies
		Name:	Nicholas Menzies
		Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number

99.1 – Third Party Due Diligence Report – AMC Executive Summary

Schedule 1 – Rating Agency Grades

Schedule 2 – Exception Grades

Schedule 3 – Valuation Summary

Schedule 4 – Supplemental Data

Schedule 5 – Data Compare (Non-Ignored)

99.2 – Third Party Due Diligence Report – Opus Executive Summary

Schedule 1 – Exception Report

Schedule 2 – Rating Agency Grades

Schedule 3 – ATR Report

Schedule 4 – Data Compare

Schedule 5 – Multi-Property Valuation Report

99.3 – Third Party Due Diligence Report – Consolidated Executed Summary

Schedule 1 – Loan Summary

Schedule 2 – Findings

Schedule 3 – Property Supplement

Schedule 4 – Valuation Summary

Schedule 5 – Data Compare